Tax - Additional Information (Details)	Dec. 31, 2022 USD ($)
Disclosure Of Income Tax [Line Items]
Tax cost basis of investments	$ 86,109,570
Tax basis of investments, gross, unrealized depreciation	$ 29,345,531